3. INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory balances
Finished goods	$ 11,053	$ 10,230	$ 9,429
Work in progress	4,481	3,846	4,284
Raw materials	1,212	1,363	1,334
Other	790	805	1,084
Total	$ 17,536	$ 16,244	$ 16,131